Offerings - Offering: 1	Sep. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C common stock, par value $0.0003 1/3 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	7.55
Maximum Aggregate Offering Price	$ 15,100,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,228.76
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers such indeterminate number of additional securities as may become issuable under the plan as the result of any future stock splits, stock dividends or similar adjustment of the Company’s common stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) on the basis of the average of the high and low sale prices of Class C common stock of Under Armour, Inc. as quoted on the New York Stock Exchange on September 24, 2024.